Significant Accounting Policies (Details) - Schedule of outlines the currency exchange rates	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule of outlines the currency exchange rates [Abstract]
Year-end spot rate	7.0795	6.8747	6.6166
Average rate	7.0293	6.8260	6.5054